Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2019
Short-term Bank Borrowings
Short-term Bank Borrowings

9. Short-term bank borrowings

The Group's bank borrowings consisted of the following:

	As of December 31,
	2018	2019
	US$	US$
Short-term borrowings	—	9,012,645

In July 2016, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw-down up to US$6.0 million by October, 2018. In October 2019, the Group renewed the bank credit facility under which the Group can borrow up to US$6.0 million collateralized by its accounts receivable by October, 2020. The interest rate for this credit facility is the PBOC base interest rate plus 1.31%. In 2019, the Group has aggregately drawn down the credit facility of US$7.7 million and repaid US$1.9 million. The weighted average interest rate for borrowings drawn under such credit facility was 5.53% for the year ended December 31, 2019. The loan contains maximum quarterly net loss as financial covenants and the Group was in compliance on December 31, 2019.

In July 2018, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw-down up to US$4.0 million by July, 2019. In October 2019, the Group renewed the bank credit facility under which the Group can borrow up to US$4.0 million collateralized by its accounts receivable by October 2020. The interest rate for this credit facility is Libor plus 4.7%, determined on the draw-down date. In 2019, the Group has aggregately drawn down the credit facility of US$6.4 million and repaid US$3.2 million. The weighted average interest rate for borrowings drawn under such credit facility was 6.12% for the year ended December 31, 2019. The loan contains maximum quarterly net loss as financial covenants and the Group was in compliance on December 31, 2019.

As of December 31 2019, the total available credit amount under facilities was US$1.0 million.